Supplemental Cash Flow Information - Schedule of Investing Activities with Partial Cash Payments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Supplemental Cash Flow Information [Abstract]
Purchase of property and equipment	$ 328,833	$ 343,372
Add: Opening balance of payable on equipment		19,724
Less: Ending balance of payable on equipment
Cash paid during the period	$ 328,833	$ 363,096